Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
FVOCI Securities	[1]	$ 106,420	$ 93,702
Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		106,035	93,728
Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		880	660
Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(495)	(686)
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		106,420	93,702
Canadian federal government [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		42,595	33,892
Canadian federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		335	303
Canadian federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(18)	(18)
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		42,912	34,177
Canadian Provincial And Municipal Governments [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		6,020	5,939
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		98	82
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(16)	(25)
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		6,102	5,996
U.S. federal government [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		18,862	17,033
U.S. federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		183	100
U.S. federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(90)	(168)
U.S. federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		18,955	16,965
U.S. states, municipalities and agencies [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,153	5,125
U.S. states, municipalities and agencies [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		31	24
U.S. states, municipalities and agencies [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(64)	(81)
U.S. states, municipalities and agencies [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,120	5,068
Other governments [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		3,819	5,643
Other governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		25	20
Other governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(4)	(7)
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		3,840	5,656
NHA MBS, U.S. agency MBS and CMO [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		25,018	21,570
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		161	58
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(284)	(335)
NHA MBS, U.S. agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		24,895	21,293
Corporate debt [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,406	4,391
Corporate debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		19	31
Corporate debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(19)	(52)
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,406	4,370
Corporate equity [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		162	135
Corporate equity [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		28	42
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 190	$ 177

[1]	As these securities are presented at fair value on the Balance Sheet, ACL of $6 million ($4 million as at October 31, 2024) is included in Accumulated Other Comprehensive Income.